Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Formation and operating costs					$ 560,530	$ 1,981,253
Loss from operations					(560,530)	(1,981,253)
Interest income earned on cash held in trust account					2,577	1,515,362
Capital gains on trust						8
Offering costs allocated to warrants					(741,209)
Change in fair value of warrant liabilities					7,205,376	6,659,839
Total other income (expense), net					6,466,744	8,175,209
Income before benefit from income taxes					5,906,214	6,193,956
Income tax provision						253,660
Net (loss) income	$ (104)	$ (11,644)			5,906,214	5,940,296	$ (9,354)	$ (17,015)
NET INCOME (LOSS) ATTRIBUTABLE TO DIGERATI’S COMMON SHAREHOLDERS	$ 220,000	$ (11,047,000)	$ (4,768,000)	$ (8,628,000)
INCOME (LOSS) PER COMMON SHARE - BASIC (in Dollars per share)	$ 0	$ (0.08)	$ (0.03)	$ (0.06)
INCOME (LOSS) PER COMMON SHARE - DILUTED (in Dollars per share)	$ (0.01)	$ (0.08)	$ (0.03)	$ (0.06)
OPERATING REVENUES:
Total operating revenues	$ 7,941,000	$ 4,019,000	$ 16,071,000	$ 7,796,000
OTHER INCOME (EXPENSE):
Interest expense			(340,125)
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST					$ 5,906,214	$ 5,940,296
DIGERATI TECHNOLOGIES, INC [Member]
Income tax benefit (expense)							(419)	(183)
Total other income (expense), net	1,461	(10,325)	(3,284)	(7,479)			(5,678)	(14,617)
Net (loss) income	224	(11,042)	(4,760)	(8,618)			(8,013)	(16,683)
Deemed dividend on Series A Convertible preferred stock							(19)	(20)
Deemed dividend on Series A Convertible preferred stock	(4)	(5)	(8)	(10)
NET INCOME (LOSS) ATTRIBUTABLE TO DIGERATI’S COMMON SHAREHOLDERS	$ 220	$ (11,047)	$ (4,768)	$ (8,628)			$ (8,032)	$ (16,703)
INCOME (LOSS) PER COMMON SHARE - BASIC (in Dollars per share)	$ 0	$ (0.08)	$ (0.03)	$ (0.06)			$ (0.05)	$ (0.13)
INCOME (LOSS) PER COMMON SHARE - DILUTED (in Dollars per share)	$ (0.01)	$ (0.08)	$ (0.03)	$ (0.06)			$ (0.05)	$ (0.13)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - BASIC (in Shares)							139,594,358	129,411,947
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - DILUTED (in Shares)							139,594,358	129,411,947
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - BASIC (in Shares)	148,702,169	139,203,973	145,880,177	138,963,449
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - DILUTED (in Shares)	262,728,841	139,203,973	145,880,177	138,963,449
OPERATING REVENUES:
Cloud software and service revenue	$ 7,941	$ 4,019	$ 16,071	$ 7,796			$ 24,154	$ 12,416
Total operating revenues	7,941	4,019	16,071	7,796			24,154	12,416
Cost of services (exclusive of depreciation and amortization)	2,968	1,553	5,819	3,042			9,346	5,135
Selling, general and administrative expense	4,458	2,127	8,599	3,915			12,434	7,019
Legal and professional fees	1,074	1,175	1,630	1,749			3,036	894
Bad debt expense	40	2	69	15			98	17
Depreciation and amortization expense	966	481	1,919	974			2,916	1,749
Total operating expenses	9,506	5,338	18,036	9,695			27,830	14,814
OPERATING LOSS	(1,565)	(1,319)	(1,965)	(1,899)			(3,676)	(2,398)
OTHER INCOME (EXPENSE):
Gain (loss) on derivative instruments	3,849	(3,425)	773	1,009			6,186	(9,935)
Loss on extinguishment of debt		(5,480)		(5,480)			(5,481)	560
Other income (expense)	10	1	456	(2)			26	(294)
Interest expense	(2,371)	(1,380)	(4,436)	(2,887)			(5,990)	(4,765)
Income tax expense	(27)	(41)	(77)	(119)
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	(104)	(11,644)	(5,249)	(9,378)			(9,354)	(17,015)
Less: Net loss attributable to the noncontrolling interests	$ 328	$ 602	$ 489	$ 760			$ 1,341	$ 332
Class A Common Stock
OPERATING EXPENSES:
Basic and diluted weighted average shares outstanding (in Shares)					5,010,118	1,885,752
Basic and diluted net (loss) income per share (in Dollars per share)					$ 0.78	$ 1.18
Class B Common Stock
OPERATING EXPENSES:
Basic and diluted weighted average shares outstanding (in Shares)					2,543,967	3,162,500
Basic and diluted net (loss) income per share (in Dollars per share)					$ 0.78	$ 1.18